Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Jun. 30, 2023 USD ($)
2024	$ (2,048)
2025	(7,807)
2026	(9,383)
2027	(1,643)
Total	$ (20,881)